Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Subscription receivables	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income (losses)	Total
Balance at Mar. 31, 2022	$ 1,148	$ (1,148)		$ 127,674	$ 1,028	$ 128,702
Balance (in Shares) at Mar. 31, 2022	11,475,000
Net loss				(207,169)		(207,169)
Forgiveness of debt by major shareholders			2,025,475			2,025,475
Net between subscription receivables and additional paid-in capital		1,148	(1,148)
Foreign currency translation adjustments					(2)	(2)
Balance at Mar. 31, 2023	$ 1,148		2,024,327	(79,495)	1,026	1,947,006
Balance (in Shares) at Mar. 31, 2023	11,475,000
Issuance of ordinary shares	$ 127		794,771			794,898
Issuance of ordinary shares (in Shares)	1,275,000
Issuance of ordinary shares pursuant to IPO, net of offering cost	$ 288		9,343,125			9,343,413
Issuance of ordinary shares pursuant to IPO, net of offering cost (in Shares)	2,875,000
Share based awards			1,871,499			1,871,499
Net loss				(4,589,478)		(4,589,478)
Foreign currency translation adjustments					(81,850)	(81,850)
Balance at Mar. 31, 2024	$ 1,563		14,033,722	(4,668,973)	(80,824)	9,285,488
Balance (in Shares) at Mar. 31, 2024	15,625,000
Share based awards			1,684,642			1,684,642
Net loss				(4,317,642)		(4,317,642)
Foreign currency translation adjustments					49,915	49,915
Balance at Mar. 31, 2025	$ 1,563		$ 15,718,364	$ (8,986,615)	$ (30,909)	$ 6,702,403
Balance (in Shares) at Mar. 31, 2025	15,625,000